ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2022	2021
Casino	$271,653	$321,808
Hotel	1,365	907
Other	218	189

Sub-total	273,236	322,904
Less: allowances for credit losses (1)	(217,244)	(268,413)

	55,992	54,491
Non-current portion	—	—

Current portion	$55,992	$54,491

Note
(1)
As of December 31, 2022 and 2021, the allowances for credit losses of $14,966 and $14,989 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The Company’s allowances for casino credit losses were 80.0% and 83.4% of gross casino accounts receivables as of December 31, 2022 and 2021, respectively. The Company’s allowances for credit losses from its hotel and other receivables are not material.

Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
Balance at beginning of year	$268,413	$333,792	$258,019
(Reversal of) provision for credit losses	(892)	6,426	131,845
Write-offs, net of recoveries	(49,608)	(69,712)	(57,868)
Effect of exchange rate	(669)	(2,093)	1,796

Balance at end of year	$217,244	$268,413	$333,792